As filed with the Securities and Exchange Commission on September 19, 2017

Securities Act File No. 33-14190

Investment Company Act File No. 811-05149

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 61	☒
and/or
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 63	☒

(Check appropriate box or boxes)

Funds For Institutions Series

(Exact Name of Registrant as Specified in Charter)

60 State Street

Boston, Massachusetts 02109

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 225-1576

John M. Perlowski

Funds For Institutions Series

55 East 52nd Street

New York, New York 10055

United States of America

(Name and Address of Agent for Service)

Copies to:

Frank P. Bruno, Esq.	Benjamin Archibald, Esq.
Sidley Austin LLP	BlackRock Advisors, LLC
787 Seventh Avenue	55 East 52nd Street
New York, New York 10019-6018	New York, New York 10055

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of beneficial interest of BlackRock Premier Government Institutional Fund; shares of beneficial interest of BlackRock Treasury Strategies Institutional Fund; shares of beneficial interest of BlackRock Select Treasury Strategies Institutional Fund; shares of beneficial interest of FFI Government Fund; shares of beneficial interest of FFI Treasury Fund.

Master Institutional Money Market LLC has also executed this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on September 19, 2017.

Funds For Institutions Series
(Registrant)

By	/S/ JOHN M. PERLOWSKI
John M. Perlowski Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ JOHN M. PERLOWSKI	Trustee and Chief Executive Officer	September 19, 2017
(John M. Perlowski)	(Principal Executive Officer)

/S/ NEAL J. ANDREWS	Chief Financial Officer	September 19, 2017
(Neal J. Andrews)	(Principal Financial and Accounting Officer)

SUSAN J. CARTER*	Trustee
(Susan J. Carter)

COLLETTE CHILTON*	Trustee
(Collette Chilton)

NEIL A. COTTY*	Trustee
(Neil A. Cotty)

RODNEY D. JOHNSON*	Trustee
(Rodney D. Johnson)

CYNTHIA A. MONTGOMERY*	Trustee
(Cynthia A. Montgomery)

JOSEPH P. PLATT*	Trustee
(Joseph P. Platt)

ROBERT C. ROBB, JR.*	Trustee
(Robert C. Robb, Jr.)

MARK STALNECKER*	Trustee
(Mark Stalnecker)

KENNETH L. URISH*	Trustee
(Kenneth L. Urish)

CLAIRE A. WALTON*	Trustee
(Claire A. Walton)

FREDERICK W. WINTER*	Trustee
(Frederick W. Winter)

BARBARA G. NOVICK*	Trustee
(Barbara G. Novick)

*BY:	/S/ BENJAMIN ARCHIBALD	September 19, 2017
(Benjamin Archibald, Attorney-In-Fact)

SIGNATURES

Master Institutional Money Market LLC has duly caused this Post-Effective Amendment to the Registration Statement of Funds For Institutions Series to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on September 19, 2017.

Master Institutional Money Market LLC

By:	/S/ JOHN M. PERLOWSKI
John M. Perlowski (President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ JOHN M. PERLOWSKI	Director, President and Chief Executive Officer	September 19, 2017
(John M. Perlowski)	(Principal Executive Officer)

/S/ NEAL J. ANDREWS	Chief Financial Officer	September 19, 2017
(Neal J. Andrews)	(Principal Financial and Accounting Officer)

SUSAN J. CARTER*	Director
(Susan J. Carter)

COLLETTE CHILTON*	Director
(Collette Chilton)

NEIL A. COTTY*	Director
(Neil A. Cotty)

RODNEY D. JOHNSON*	Director
(Rodney D. Johnson)

CYNTHIA A. MONTGOMERY*	Director
(Cynthia A. Montgomery)

JOSEPH P. PLATT*	Director
(Joseph P. Platt)

ROBERT C. ROBB, JR.*	Director
(Robert C. Robb, Jr.)

MARK STALNECKER*	Director
(Mark Stalnecker)

KENNETH L. URISH*	Director
(Kenneth L. Urish)

CLAIRE A. WALTON*	Director
(Claire A. Walton)

FREDERICK W. WINTER*	Director
(Frederick W. Winter)

	BARBARA G. NOVICK*	Director
(Barbara G. Novick)

*BY:	/S/ BENJAMIN ARCHIBALD		September 19, 2017
(Benjamin Archibald, Attorney-In-Fact)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase